Employee Benefit Plans (Total Benefit Payments) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Pension Benefits U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	$ 64.2
2017	64.5
2018	51.7
2019	49.3
2020	48.5
2021 - 2025	212.9
Pension Benefits Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	30.1
2017	30.2
2018	31.7
2019	32.6
2020	32.9
2021 - 2025	180.6
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	94.3
2017	94.7
2018	83.4
2019	81.9
2020	81.4
2021 - 2025	393.5
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	6.9
2017	6.7
2018	6.5
2019	6.3
2020	6.1
2021 - 2025	$ 27.1